Portfolio of Investments
Touchstone Balanced Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 63.5%
	Information Technology — 18.0%
6,138	Accenture PLC - Class A	$ 1,579,307
220,570	Apple, Inc.	30,482,774
54,320	International Business Machines Corp.	6,453,759
154,402	Microsoft Corp.	35,960,226
133,039	Oracle Corp.	8,124,692
60,853	PayPal Holdings, Inc.*	5,237,618
62,590	salesforce, Inc.*	9,002,946
101,750	SS&C Technologies Holdings, Inc.	4,858,562
60,000	Texas Instruments, Inc.	9,286,800
57,538	Visa, Inc. - Class A	10,221,626
33,884	Workday, Inc. - Class A*	5,157,822
		126,366,132
	Health Care — 11.3%
5,751	Alcon, Inc. (Switzerland)	334,593
66,655	AmerisourceBergen Corp.	9,020,421
10,765	Becton Dickinson & Co.	2,398,765
103,668	BioMarin Pharmaceutical, Inc.*	8,787,936
157,376	Bristol-Myers Squibb Co.	11,187,860
10,000	CVS Health Corp.	953,700
2,153	Embecta Corp.	61,985
49,687	HCA Healthcare, Inc.	9,131,974
94,799	Johnson & Johnson	15,486,365
31,591	Merck & Co., Inc.	2,720,617
10,047	Stryker Corp.	2,034,919
34,685	UnitedHealth Group, Inc.	17,517,312
		79,636,447
	Communication Services — 7.9%
256,700	Alphabet, Inc. - Class C*	24,681,705
184,897	AT&T, Inc.	2,836,320
211,054	Comcast Corp. - Class A	6,190,214
43,677	Fox Corp. - Class A	1,340,010
88,558	Meta Platforms, Inc. - Class A*	12,015,549
19,479	Netflix, Inc.*	4,586,136
31,985	Walt Disney Co. (The)*	3,017,145
44,729	Warner Bros Discovery, Inc.*	514,384
		55,181,463
	Financials — 7.0%
226,643	Bank of America Corp.	6,844,619
77,164	Berkshire Hathaway, Inc. - Class B*	20,604,331
1,410	CME Group, Inc.	249,754
47,404	Goldman Sachs Group, Inc. (The)	13,891,742
6,787	Markel Corp.*	7,358,601
		48,949,047
	Consumer Discretionary — 5.9%
42,282	Airbnb, Inc. - Class A*	4,441,301
35,598	Alibaba Group Holding Ltd. (China) ADR*	2,847,484
188,220	Amazon.com, Inc.*	21,268,860
61,986	Hilton Worldwide Holdings, Inc.	7,476,752
65,658	Starbucks Corp.	5,532,343
		41,566,740
	Industrials — 5.9%
37,661	Boeing Co. (The)*	4,559,994
12,358	Deere & Co.	4,126,212
17,319	FedEx Corp.	2,571,352
4,260	Honeywell International, Inc.	711,292
57,917	Hubbell, Inc.	12,915,491
137,571	Raytheon Technologies Corp.	11,261,562
164,527	Southwest Airlines Co.*	5,074,013
		41,219,916
Shares		Market Value

	Consumer Staples — 3.0%
110,390	Monster Beverage Corp.*	$ 9,599,514
8,485	PepsiCo, Inc.	1,385,261
106,067	Philip Morris International, Inc.	8,804,622
12,856	Procter & Gamble Co. (The)	1,623,070
		21,412,467
	Energy — 2.5%
20,000	Chevron Corp.	2,873,400
111,879	Exxon Mobil Corp.	9,768,155
146,582	Schlumberger NV	5,262,294
		17,903,849
	Real Estate — 1.2%
54,038	Jones Lang LaSalle, Inc.*	8,163,521
	Materials — 0.8%
108,662	DuPont de Nemours, Inc.	5,476,565
	Total Common Stocks	$445,876,147
Principal Amount
	Corporate Bonds — 12.6%
	Financials — 4.1%
$ 1,217,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	1,027,076
496,000	Allstate Corp. (The), 1.450%, 12/15/30	374,455
254,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	233,853
1,981,421	American Financial Group, Inc., 5.250%, 4/2/30	1,899,262
820,000	Ares Capital Corp., 3.250%, 7/15/25	749,117
479,000	Bank of America Corp., 2.687%, 4/22/32	373,109
753,000	Bank of America Corp., 3.705%, 4/24/28	685,489
1,135,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,098,700
828,000	Bank of Montreal (Canada), 3.803%, 12/15/32	718,339
1,199,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	869,275
1,092,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	789,111
520,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	432,210
405,000	BNP Paribas SA (France), 144a, 4.625%, 3/13/27	374,388
695,000	Charles Schwab Corp. (The), 5.000%(A)	624,631
813,000	Citigroup, Inc., 0.981%, 5/1/25	753,453
699,000	Citigroup, Inc., 3.200%, 10/21/26	640,590
418,000	Citigroup, Inc., 4.750%, 5/18/46	333,158
790,000	Citizens Bank NA, 4.575%, 8/9/28	752,177
856,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	733,036
1,187,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 3.475%, 2/15/27(B)	1,118,748
807,000	Credit Suisse AG (Switzerland), 3.700%, 2/21/25	757,576
796,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	617,780
1,509,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	1,373,866
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	610,546
710,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	665,665
1,175,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	948,274
876,000	JPMorgan Chase & Co., 2.956%, 5/13/31	693,532
902,000	JPMorgan Chase & Co., 3.509%, 1/23/29	798,266
792,000	JPMorgan Chase & Co., 5.717%, 9/14/33	748,435
882,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	773,890
1,147,000	Mastercard, Inc., 2.000%, 11/18/31	907,139
998,000	Morgan Stanley, 3.950%, 4/23/27	927,836
663,000	Morgan Stanley, 5.297%, 4/20/37	594,586
1,087,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	819,604

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.6% (Continued)
	Financials — (Continued)
$ 959,000	PNC Capital Trust, (3M LIBOR +0.570%), 3.652%, 6/1/28(B)	$ 891,919
1,044,000	Prudential Financial, Inc., 5.125%, 3/1/52	905,085
1,368,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 3.580%, 5/15/27(B)	1,268,821
		28,882,997
	Consumer Discretionary — 1.6%
80,490	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	71,664
1,316,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	1,155,390
629,000	Brunswick Corp., 4.400%, 9/15/32	508,464
184,000	Expedia Group, Inc., 2.950%, 3/15/31	142,682
616,000	Ford Motor Co., 3.250%, 2/12/32	442,288
466,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	437,453
1,461,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,101,422
550,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	519,942
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	630,104
889,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	828,525
573,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	564,865
1,240,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	1,062,779
398,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	266,764
881,000	Lowe's Cos., Inc., 4.500%, 4/15/30	822,520
1,495,000	Procter & Gamble Co. (The), 1.200%, 10/29/30	1,153,306
1,021,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	826,186
644,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	529,706
644,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	467,254
		11,531,314
	Industrials — 1.2%
792,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	635,933
469,000	Boeing Co. (The), 5.805%, 5/1/50	408,511
887,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	896,635
603,000	Carrier Global Corp., 3.577%, 4/5/50	417,624
1,105,000	CNH Industrial Capital LLC, 1.450%, 7/15/26	956,322
595,000	FedEx Corp., 5.100%, 1/15/44	502,858
859,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	724,777
753,000	Mohawk Industries, Inc., 3.625%, 5/15/30	626,304
743,000	Norfolk Southern Corp., 4.837%, 10/1/41	661,389
867,000	Parker-Hannifin Corp., 4.250%, 9/15/27	826,171
547,000	Roper Technologies, Inc., 2.950%, 9/15/29	460,323
1,277,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,073,273
		8,190,120
	Utilities — 0.9%
953,000	CMS Energy Corp., 4.750%, 6/1/50	805,285
502,000	Duke Energy Progress LLC, 4.150%, 12/1/44	404,892
504,000	Edison International, 4.125%, 3/15/28	449,873
823,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	676,061
841,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	760,673
1,040,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	649,949
909,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	553,262
739,000	PacifiCorp., 5.750%, 4/1/37	702,209
1,598,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 5.018%, 5/15/67(B)	1,326,340
		6,328,544
	Energy — 0.8%
667,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	612,322
Principal Amount		MarketValue

	Energy — (Continued)
$ 574,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	$ 553,674
595,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	520,979
620,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	560,392
706,000	Energy Transfer LP, 4.150%, 9/15/29	616,129
621,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	467,303
757,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	731,464
763,000	MPLX LP, 4.950%, 3/14/52	597,183
745,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	752,606
663,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	423,657
		5,835,709
	Health Care — 0.8%
774,000	AbbVie, Inc., 4.450%, 5/14/46	629,111
679,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	486,252
700,000	Becton Dickinson and Co., 4.685%, 12/15/44	597,910
734,000	CommonSpirit Health, 4.187%, 10/1/49	549,082
686,000	CVS Health Corp., 5.125%, 7/20/45	600,636
847,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	642,246
812,000	HCA Inc., 5.375%, 9/1/26	786,964
679,000	Mylan, Inc., 4.550%, 4/15/28	600,062
871,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	684,963
		5,577,226
	Communication Services — 0.8%
433,000	AT&T, Inc., 4.500%, 5/15/35	374,296
1,084,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	883,967
892,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	783,999
692,000	Comcast Corp., 4.000%, 3/1/48	529,120
1,319,000	Netflix, Inc., 6.375%, 5/15/29	1,309,126
315,000	Paramount Global, 4.950%, 5/19/50	223,883
943,000	T-Mobile USA, Inc., 3.875%, 4/15/30	836,135
877,000	Verizon Communications, Inc., 2.987%, 10/30/56	521,397
		5,461,923
	Information Technology — 0.8%
580,000	Apple, Inc., 4.650%, 2/23/46	538,230
1,309,000	Broadcom, Inc., 4.150%, 11/15/30	1,132,542
1,064,000	Microchip Technology, Inc., 0.983%, 9/1/24	979,664
544,000	Micron Technology, Inc., 2.703%, 4/15/32	395,101
446,000	Microsoft Corp., 3.500%, 2/12/35	400,498
912,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	900,946
365,000	Oracle Corp., 3.600%, 4/1/40	247,764
247,000	Oracle Corp., 4.300%, 7/8/34	201,209
630,000	Visa, Inc., 4.150%, 12/14/35	573,586
		5,369,540
	Real Estate — 0.7%
856,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	775,056
684,000	Equinix, Inc. REIT, 2.900%, 11/18/26	613,934
948,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	900,508
755,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	637,732
612,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	598,507
671,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	629,773
294,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	280,049
552,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	527,550
		4,963,109

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 12.6% (Continued)
	Consumer Staples — 0.6%
$ 1,009,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	$ 870,500
1,090,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	944,654
884,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	772,868
301,000	Kroger Co. (The), 5.000%, 4/15/42	265,653
850,000	Mars, Inc., 144a, 3.875%, 4/1/39	701,019
484,000	Starbucks Corp., 3.350%, 3/12/50	330,031
		3,884,725
	Materials — 0.3%
501,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	438,587
531,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	376,214
833,000	Celanese US Holdings LLC, 6.165%, 7/15/27	785,899
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	686,304
		2,287,004
	Total Corporate Bonds	$88,312,211
	U.S. Treasury Obligations — 7.0%
7,295,000	U.S. Treasury Bond, 1.750%, 8/15/41	4,990,236
2,020,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,467,341
2,410,000	U.S. Treasury Bond, 2.875%, 5/15/52	2,021,387
4,495,000	U.S. Treasury Bond, 3.250%, 5/15/42	3,990,015
15,064,000	U.S. Treasury Note, 0.750%, 5/31/26	13,307,514
3,195,000	U.S. Treasury Note, 1.625%, 1/31/27	2,865,391
22,240,000	U.S. Treasury Note, 2.750%, 8/15/32	20,325,275
	Total U.S. Treasury Obligations	$48,967,159
	Commercial Mortgage-Backed Securities — 3.0%
825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	769,302
26,714,663	BANK, Ser 2019-BN21, Class XA, 0.966%, 10/17/52(B)(C)(D)	1,172,149
905,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	745,833
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	956,932
870,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	691,595
2,520,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	2,060,232
670,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(B)(D)	558,757
900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 4.768%, 2/15/29(B)	872,814
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.662%, 3/9/44(B)(D)	1,251,282
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV4, Class A, 144a, 2.843%, 3/9/44	1,211,773
755,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	632,957
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.942%, 4/10/33(B)(D)	1,115,095
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(B)(D)	596,917
1,205,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	985,603
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 4.268%, 10/15/36(B)	950,009
562,000,000	Independence Plaza Trust, Ser 2018-INDP, Class XCP, 144a, 0.249%, 7/10/35(B)(C)(D)	643,378
885,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	814,942
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 3.0% (Continued)
$ 500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 4.088%, 11/15/35(B)	$ 479,433
1,100,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class AS, 4.177%, 7/15/51	1,034,262
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	731,721
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.194%, 8/17/36(B)(D)	681,271
2,220,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	1,913,613
	Total Commercial Mortgage-Backed Securities	$20,869,870
	U.S. Government Mortgage-Backed Obligations — 2.7%
1,459	FHLMC, Pool #G08062, 5.000%, 6/1/35	1,474
133,940	FHLMC, Pool #G08637, 4.000%, 4/1/45	127,438
785,413	FHLMC, Pool #Q02664, 4.500%, 8/1/41	770,501
1,339,742	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,274,735
728,089	FHLMC, Pool #Q29260, 4.000%, 10/1/44	692,762
1,556,113	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,363,945
241	FNMA, Pool #690305, 5.500%, 3/1/33	240
298,059	FNMA, Pool #725423, 5.500%, 5/1/34	307,121
266,394	FNMA, Pool #725610, 5.500%, 7/1/34	274,701
51,650	FNMA, Pool #748895, 6.000%, 12/1/33	51,819
105,614	FNMA, Pool #AD9193, 5.000%, 9/1/40	106,574
287,648	FNMA, Pool #AH8925, 4.500%, 3/1/41	281,891
308,763	FNMA, Pool #AR9195, 3.000%, 3/1/43	276,964
522,336	FNMA, Pool #BC1809, 3.500%, 5/1/46	479,870
1,865,623	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,517,526
2,090,119	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,752,020
1,971,515	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,607,556
612,686	FNMA, Pool #FM5166, 3.000%, 12/1/50	538,047
524,752	FNMA, Pool #FM5279, 3.500%, 11/1/50	476,964
443,389	FNMA, Pool #FM5468, 2.500%, 1/1/36	403,248
604,506	FNMA, Pool #FM5682, 2.500%, 1/1/51	512,430
1,703,587	FNMA, Pool #FM7913, 2.000%, 4/1/36	1,503,442
2,033,040	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,722,639
1,967,439	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,663,236
723,161	FNMA, Pool #MA4166, 3.000%, 10/1/40	640,021
462,388	GNMA, Pool #5175, 4.500%, 9/20/41	456,858
	Total U.S. Government Mortgage-Backed Obligations	$18,804,022
	Asset-Backed Securities — 2.4%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (3M LIBOR +1.650%), 4.162%, 4/15/34(B)	932,229
1,500,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.700%), 4.410%, 10/20/34(B)	1,397,547
352,391	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	333,437
345,189	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	306,677
1,295,333	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	1,127,003
844,375	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	782,910
356,856	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	326,708
1,024,400	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	932,498
990,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	860,181

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 2.4% (Continued)
$ 375,165	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	$ 341,016
1,150,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 4.438%, 10/19/34(B)	1,080,886
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(B)(D)	477,566
839,375	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	696,480
1,500,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class B, 144a, (3M LIBOR +1.650%), 4.162%, 10/15/34(B)	1,404,981
995,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	867,829
1,500,000	Rockford Tower CLO, Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (3M LIBOR +1.750%), 4.460%, 10/20/34(B)(E)	1,392,353
383,150	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	335,631
1,370,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	1,129,945
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.777%, 4/25/55(B)(D)	1,252,623
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(B)(D)	912,114
	Total Asset-Backed Securities	$16,890,614
Shares
Exchange-Traded Fund — 1.5%
133,451	iShares JP Morgan USD Emerging Markets Bond ETF	10,596,009
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 1.3%
$ 108,591	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.564%, 7/25/43(B)(D)	105,459
368,567	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.522%, 6/25/45(B)(D)	348,672
448,740	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.651%, 10/25/45(B)(D)	407,770
210,806	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.406%, 5/25/43(B)(D)	202,649
335,507	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.914%, 1/25/45(B)(D)	308,832
350,835	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.781%, 12/25/44(B)(D)	323,273
1,088,376	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67	1,033,119
1,307,197	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(B)(D)	1,129,872
674,170	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.450%, 1/25/47(B)(D)	564,820
1,119,993	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.598%, 12/25/50(B)(D)	918,831
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(B)(D)	1,224,315
157,939	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(B)(D)	140,555
894,289	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.770%, 8/25/48(B)(D)	855,171
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 1.3% (Continued)
$ 811,381	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.770%, 8/25/48(B)(D)	$ 775,890
1,302,505	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(B)(D)	1,121,624
	Total Non-Agency Collateralized Mortgage Obligations	$9,460,852
	Agency Collateralized Mortgage Obligations — 0.8%
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	374,558
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,234,808
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,218,980
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,622,558
1,370,000	FREMF Mortgage Trust, Ser 2019-K103, Class B, 144a, 3.574%, 12/25/51(B)(D)	1,184,275
233,283	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	231,173
4,003,421	GNMA, Ser 2012-147, Class IO, 0.553%, 4/16/54(B)(C)(D)	55,139
	Total Agency Collateralized Mortgage Obligations	$5,921,491
	Sovereign Government Obligations — 0.5%
674,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	404,411
609,000	Chile Government International Bond, 3.100%, 5/7/41	413,885
750,000	Chile Government International Bond, 3.100%, 1/22/61	438,174
663,000	Colombia Government International Bond, 3.250%, 4/22/32	448,077
725,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	341,342
680,000	Egypt Government International Bond, 144a, 7.625%, 5/29/32	409,150
680,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	258,400
728,000	Mexico Government International Bond, 3.771%, 5/24/61	430,167
655,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	363,525
650,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	463,554
	Total Sovereign Government Obligations	$3,970,685
Shares
	Preferred Stocks — 0.1%
	Financials — 0.1%
4,055	Bank of America Corp., Ser NN, 4.375%(A)	74,126
3,615	US Bancorp, Ser L, 3.750%(A)	58,093
7,910	Wells Fargo & Co., Ser AA, 4.700%(A)	146,572
11,825	Wells Fargo & Co., Ser DD, 4.250%(A)	203,272
	Total Preferred Stocks	$482,063

Touchstone Balanced Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 4.1%
28,691,131	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	$ 28,691,131
	Total Investment Securities—99.5% (Cost $671,512,287)	$698,842,254
	Other Assets in Excess of Liabilities — 0.5%	3,223,133
	Net Assets — 100.0%	$702,065,387
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2022.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $54,698,328 or 7.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$445,876,147	$—	$—	$445,876,147
Corporate Bonds	—	88,312,211	—	88,312,211
U.S. Treasury Obligations	—	48,967,159	—	48,967,159
Commercial Mortgage-Backed Securities	—	20,869,870	—	20,869,870
U.S. Government Mortgage-Backed Obligations	—	18,804,022	—	18,804,022
Asset-Backed Securities	—	16,890,614	—	16,890,614
Exchange-Traded Fund	10,596,009	—	—	10,596,009
Non-Agency Collateralized Mortgage Obligations	—	9,460,852	—	9,460,852
Agency Collateralized Mortgage Obligations	—	5,921,491	—	5,921,491
Sovereign Government Obligations	—	3,970,685	—	3,970,685
Preferred Stocks	482,063	—	—	482,063
Short-Term Investment Fund	28,691,131	—	—	28,691,131
Other Financial Instruments
Futures
Interest rate contracts	150,522	—	—	150,522
Total Assets	$485,795,872	$213,196,904	$—	$698,992,776
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(143,718)	$—	$—	$(143,718)
Total Liabilities	$(143,718)	$—	$—	$(143,718)
Total	$485,652,154	$213,196,904	$—	$698,849,058

Futures Contracts
At September 30, 2022, $229,875 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
30-Year U.S. Ultra Long Term Treasury Bond	12/20/2022	25	$3,575,522	$150,522
Long Futures:
2-Year U.S. Treasury Note	12/30/2022	149	30,746,922	(143,718)
				$6,804
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – September 30, 2022 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 72.8%
$ 500,000	Alaska Municipal Bond Bank Auth., Revenue, 5.000%, 12/01/33	$ 534,464
500,000	American Municipal Power Inc, Revenue, 5.000%, 02/15/35	533,512
500,000	Brevard County Health Fac. Auth., Revenue, 5.000%, 04/01/52	492,132
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	431,124
550,000	City of Lake Worth Beach FL Consolidated Utility Revenue, 4.000%, 10/01/52	486,624
500,000	City of Panama City Beach, 4.000%, 11/01/44	439,214
500,000	Cleveland, OH, Airport System Rev. Ser B, 5.000%, 01/01/37	519,662
500,000	Cobb County Kennestone Hospital Auth., Revenue, 4.000%, 04/01/52	417,715
500,000	Colorado Health Fac. Auth., Revenue Ser A, 5.000%, 05/15/25	520,123
500,000	Colorado River Municipal Water District, Revenue, 5.000%, 01/01/25	518,083
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/26	521,661
700,000	County of Miami-Dade FL Aviation Revenue, Revenue Ser A, 5.000%, 10/01/33	736,227
1,000,000	Cuyahoga County, OH COP, 5.000%, 12/01/32	1,013,669
350,000	Dallas Fort Worth International Airport, Revenue Ser B, 5.000%, 11/01/24	361,350
500,000	Dallas Fort Worth International Airport, Revenue Ser B, 5.000%, 11/01/25	523,382
685,000	DeKalb-Jackson Water Supply District Inc, Revenue Ser A, 5.000%, 07/01/32	733,994
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	510,179
510,000	Florida Governmental Utility Auth., Revenue Ser A, 5.000%, 10/01/25	533,268
500,000	Fort Pierce Utilities Auth., Revenue, 4.000%, 10/01/52	434,432
500,000	Georgetown, TX, Utility System Revenue, 5.000%, 08/15/25	520,507
425,000	Georgetown, TX, Utility System Revenue, 5.000%, 08/15/35	453,144
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	539,359
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	361,866
500,000	Hamilton County, OH, 5.000%, 02/01/30	503,769
1,080,000	Hamilton County, OH, 5.000%, 05/15/33	1,100,306
500,000	Hamilton County, OH, 5.000%, 08/15/40	498,969
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,032,125
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	458,322
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	512,354
675,000	Illinois State Toll Highway Authority, Revenue Ser A, 5.000%, 01/01/46	690,797
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	498,608
525,000	Jacksonville, FL, Revenue Ser R, 5.000%, 10/01/35	563,421
500,000	JEA Electric System Revenue, 5.000%, 10/01/28	538,114
595,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	573,941
500,000	Kentucky State Property & Building Commission, Revenue Ser A, 5.000%, 11/01/23	508,860
500,000	Kentucky State Property & Building Commission, Revenue Ser B, 5.000%, 11/01/23	508,860
500,000	Lancaster School District Ser A, 4.125%, 11/01/50	454,983
Principal Amount		Market Value

$ 500,000	Lehigh County, PA, Revenue, 5.000%, 07/01/28	$ 524,801
500,000	Louisville/Jefferson County Metropolitan Government, Revenue Ser A, 5.000%, 05/15/52	490,595
500,000	Maryland Stadium Auth., Revenue, 5.000%, 06/01/28	537,861
555,000	Massachusetts School Building Auth., Revenue Ser A, 5.000%, 08/15/45	581,354
575,000	Metropolitan Transportation Authority, Revenue, 5.000%, 11/15/22	576,111
485,000	Michigan Finance Auth., Revenue Ser A, 5.000%, 12/01/34	512,680
500,000	Michigan Finance Authority, Revenue, 5.000%, 06/01/32	517,791
500,000	Monroeville Finance Auth., Revenue Ser B, 5.000%, 02/15/29	522,697
500,000	Municipal Electric Authority of Georgia, 5.000%, 07/01/52	482,432
500,000	New Jersey Transportation Trust Fund Authority, Revenue, 5.000%, 06/15/45	494,500
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	513,099
500,000	New York State Dormitory Auth., Revenue, 5.000%, 05/01/52	494,363
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	388,353
500,000	North Kent Sewer Auth., Revenue, 5.000%, 11/01/23	508,860
650,000	North Sumter County Utility Dependent District, Revenue Ser N, 5.000%, 10/01/49	643,514
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	480,496
525,000	Ohio State University (The) Ser A, 4.000%, 12/01/33	525,631
500,000	Oregon State Fac. Auth., Revenue Ser A, 5.000%, 06/01/52	492,833
500,000	Pasco County School Board, COP Ser B, 5.000%, 08/01/46	510,190
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	536,392
695,000	Pennsylvania Turnpike Commission, Revenue, 5.000%, 12/01/44	686,735
500,000	Pittsburg Successor Agency Redevelopment Agency, 5.000%, 08/01/23	506,980
500,000	Polaris Career Center COP, 5.000%, 11/01/35	517,905
500,000	Regional Transportation District, Revenue, 5.000%, 01/15/29	513,006
555,000	School District of Broward County, COP Ser B, 5.000%, 07/01/36	589,632
580,000	South Carolina Jobs-Economic Development Auth., Revenue Ser A, 4.000%, 04/01/52	492,175
520,000	South Carolina Public Service Auth., Revenue Ser A, 4.000%, 12/01/52	419,095
305,000	South Carolina Public Service Authority, Revenue Ser B, 5.000%, 12/01/43	300,972
585,000	South Wayne County Water and Sewer Authority, Revenue Ser S, 4.000%, 02/15/37	555,293
200,000	St Johns County School Board, COP Ser A, 5.000%, 07/01/25	209,051
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	537,623
400,000	State of Ohio, 4.000%, 11/15/40	338,782
500,000	Tobacco Settlement Financing Corp, Revenue, 5.000%, 06/01/30	515,897
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	423,121
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 10/01/28	538,952
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 12/01/38	516,419
240,000	Yamhill County, OR, Revenue, 4.000%, 12/01/41	206,507
	Total Fixed Rate Revenue Bonds	$38,781,818

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	General Obligation Bonds – 24.5%
$ 500,000	Albuquerque Municipal School District No 12, UTGO Ser A, 5.000%, 08/01/35	$ 538,170
500,000	Chicago Board of Education, UTGO, 4.000%, 12/01/47	393,542
500,000	Clark County School District, LTGO Ser D, 5.000%, 06/15/24	512,175
500,000	Farmington Independent School District No 192, UTGO Ser C, 5.000%, 02/01/23	503,083
700,000	Fort Zumwalt School District, UTGO, 5.000%, 03/01/32	750,877
485,000	Fowler Public School District, UTGO Ser II, 4.000%, 05/01/50	432,814
100,000	Gold Hill Mesa Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/28	103,325
150,000	Gold Hill Mesa Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/29	155,051
500,000	Indianapolis Board of School Commissioners, LTGO, 5.000%, 07/15/24	514,914
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	539,994
500,000	Maricopa County Special Health Care District, UTGO, 5.000%, 07/01/28	540,769
500,000	Maui County, HI, UTGO, 5.000%, 03/01/24	513,000
610,000	Milwaukee, WI, UTGO Ser N3, 5.000%, 04/01/29	659,389
500,000	Nassau County, NY, LTGO Ser A, 5.000%, 04/01/29	545,926
510,000	Novi Community School District, UTGO Ser I, 5.000%, 05/01/42	534,558
250,000	Prairiestar Metropolitan District No 2, LTGO Ser A, 5.000%, 12/01/46	258,635
650,000	Romulus Community Schools, Revenue Ser A, 4.000%, 05/01/23	652,875
500,000	Salem, OR, UTGO, 5.000%, 06/01/24	515,178
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	475,754
440,000	School District of Philadelphia/The, LTGO Ser D, 5.000%, 09/01/25	455,841
500,000	State of New Jersey, UTGO, 5.000%, 06/01/29	541,327
500,000	Sterling Heights, MI, LTGO, 5.000%, 04/01/29	543,499
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	986,468
585,000	Town of Stratford, UTGO, 5.000%, 05/15/33	624,020
Principal Amount		Market Value

$ 300,000	Upper Arlington, OH LTGO, 4.000%, 12/01/32	$ 304,208
535,000	Washington Township Health Care District, UTGO Ser A, 4.000%, 08/01/38	492,828
	Total General Obligation Bonds	$13,088,220
Shares
	Short-Term Investment Fund — 1.5%
776,504	Dreyfus Government Cash Management Institutional Shares, 2.750%∞Ω	776,504
	Total Investment Securities—98.8% (Cost $57,429,453)	$52,646,542
	Other Assets in Excess of Liabilities — 1.2%	$655,488
	Net Assets — 100.0%	$53,302,030
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$51,870,038	$—	$51,870,038
Short-Term Investment Fund	776,504	—	—	776,504
Total	$776,504	$51,870,038	$—	$52,646,542
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 89.9%
	France — 15.1%
	Communication Services — 2.5%
189,700	JCDecaux SA*	$ 2,225,821
	Consumer Discretionary — 7.2%
117,100	Accor SA*	2,451,560
113,100	Cie Generale des Etablissements Michelin SCA	2,534,085
2,500	LVMH Moet Hennessy Louis Vuitton SE	1,473,937
	Energy — 3.4%
64,600	TotalEnergies SE	3,030,682
	Health Care — 2.0%
23,200	Sanofi	1,766,599
	Total France	13,482,684
	Switzerland — 14.3%
	Consumer Staples — 3.0%
25,000	Nestle SA	2,703,933
	Health Care — 6.0%
31,500	Novartis AG	2,401,465
9,000	Roche Holding AG	2,929,795
	Industrials — 2.8%
89,100	Adecco Group AG	2,459,122
	Materials — 2.5%
55,200	Holcim AG	2,262,127
	Total Switzerland	12,756,442
	United Kingdom — 13.8%
	Consumer Staples — 2.2%
29,800	Reckitt Benckiser Group PLC	1,975,189
	Health Care — 3.1%
1,203,400	ConvaTec Group PLC, 144a	2,734,813
	Industrials — 4.2%
43,500	Bunzl PLC	1,329,055
138,000	Howden Joinery Group PLC	770,943
628,000	Rotork PLC	1,642,195
	Information Technology — 2.3%
68,000	Spectris PLC	2,054,814
	Real Estate — 2.0%
1,046,437	Foxtons Group PLC	353,441
165,900	Savills PLC	1,456,286
	Total United Kingdom	12,316,736
	Germany — 8.5%
	Health Care — 2.1%
87,900	Fresenius SE & Co. KGaA	1,873,606
	Industrials — 2.2%
32,600	Brenntag SE	1,970,735
	Information Technology — 2.1%
22,800	SAP SE	1,858,090
	Materials — 2.1%
86,400	FUCHS PETROLUB SE	1,903,925
	Total Germany	7,606,356
	Mexico — 5.2%
	Communication Services — 1.5%
650,687	Megacable Holdings SAB de CV	1,310,776
	Consumer Staples — 3.7%
2,492,100	Kimberly-Clark de Mexico SAB de CV - Class A	3,311,333
	Total Mexico	4,622,109
Shares		Market Value

	Canada — 4.6%
	Materials — 4.6%
24,200	Agnico Eagle Mines Ltd.	$ 1,022,414
199,100	Barrick Gold Corp.	3,085,917
	Total Canada	4,108,331
	Brazil — 4.1%
	Industrials — 2.2%
1,772,200	Boa Vista Servicos SA	1,941,606
	Information Technology — 1.9%
127,800	Pagseguro Digital Ltd. - Class A*	1,690,794
	Total Brazil	3,632,400
	Japan — 4.0%
	Consumer Discretionary — 1.9%
113,000	USS Co. Ltd.	1,745,186
	Industrials — 2.1%
13,300	FANUC Corp.	1,867,510
	Total Japan	3,612,696
	United States — 3.3%
	Health Care — 3.3%
37,000	Medtronic PLC	2,987,750
	Hong Kong — 2.8%
	Consumer Discretionary — 2.8%
428,000	Galaxy Entertainment Group Ltd.	2,515,738
	South Korea — 2.8%
	Information Technology — 2.8%
68,000	Samsung Electronics Co. Ltd.	2,496,909
	India — 2.3%
	Communication Services — 2.3%
855,900	Indus Towers Ltd.	2,066,054
	Greece — 2.1%
	Consumer Discretionary — 2.1%
156,000	OPAP SA	1,870,825
	China — 2.0%
	Communication Services — 2.0%
51,900	Tencent Holdings Ltd.	1,752,991
	Norway — 1.4%
	Energy — 1.4%
102,900	TGS ASA	1,257,680
	Tanzania — 1.3%
	Communication Services — 1.3%
930,000	Helios Towers PLC*	1,172,344
	Netherlands — 1.3%
	Information Technology — 1.3%
2,800	ASML Holding NV	1,159,981
	Spain — 1.0%
	Industrials — 1.0%
29,000	Befesa SA, 144a	880,074
	Total Common Stocks	$80,298,100

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 9.8%
8,780,488	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	$ 8,780,488
	Total Investment Securities — 99.7% (Cost $104,050,112)	$89,078,588
	Other Assets in Excess of Liabilities — 0.3%	241,001
	Net Assets — 100.0%	$89,319,589
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $3,614,887 or 4.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$13,482,684	$—	$13,482,684
Switzerland	—	12,756,442	—	12,756,442
United Kingdom	1,995,636	10,321,100	—	12,316,736
Germany	—	7,606,356	—	7,606,356
Mexico	4,622,109	—	—	4,622,109
Canada	4,108,331	—	—	4,108,331
Brazil	3,632,400	—	—	3,632,400
Japan	—	3,612,696	—	3,612,696
United States	2,987,750	—	—	2,987,750
Hong Kong	—	2,515,738	—	2,515,738
South Korea	—	2,496,909	—	2,496,909
India	—	2,066,054	—	2,066,054
Greece	—	1,870,825	—	1,870,825
China	—	1,752,991	—	1,752,991
Norway	—	1,257,680	—	1,257,680
Tanzania	1,172,344	—	—	1,172,344
Netherlands	—	1,159,981	—	1,159,981
Spain	—	880,074	—	880,074
Short-Term Investment Fund	8,780,488	—	—	8,780,488
Total	$27,299,058	$61,779,530	$—	$89,078,588
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Growth Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.3%
	Canada — 15.5%
	Consumer Discretionary — 3.6%
34,250	Dollarama, Inc.	$ 1,966,211
	Financials — 8.0%
21,050	Bank of Montreal	1,844,951
6,440	Royal Bank of Canada	579,826
31,039	Toronto-Dominion Bank (The)	1,903,646
	Industrials — 1.7%
60,200	CAE, Inc.*	923,472
	Real Estate — 2.2%
24,220	Granite Real Estate Investment Trust REIT	1,168,963
	Total Canada	8,387,069
	India — 15.2%
	Financials — 11.8%
54,420	HDFC Bank Ltd. ADR	3,179,216
153,710	ICICI Bank Ltd. ADR	3,223,299
	Information Technology — 3.4%
21,900	Larsen & Toubro Infotech Ltd., 144a	1,186,367
17,730	Tata Consultancy Services Ltd.	649,785
	Total India	8,238,667
	United Kingdom — 12.4%
	Consumer Discretionary — 2.5%
114,675	Entain PLC	1,371,108
	Health Care — 7.0%
34,360	AstraZeneca PLC	3,777,177
	Information Technology — 2.9%
6,360	Endava PLC ADR*	512,807
74,130	Kainos Group PLC	1,065,248
	Total United Kingdom	6,726,340
	France — 9.9%
	Industrials — 2.0%
4,230	Teleperformance	1,073,082
	Information Technology — 7.9%
26,950	Capgemini SE	4,314,710
	Total France	5,387,792
	United States — 7.0%
	Communication Services — 1.7%
9,400	Alphabet, Inc. - Class A*	899,110
	Financials — 2.1%
16,140	Charles Schwab Corp. (The)	1,159,982
	Information Technology — 3.2%
3,590	Accenture PLC - Class A	923,707
3,475	Microsoft Corp.	809,327
	Total United States	3,792,126
	Switzerland — 4.9%
	Health Care — 4.9%
23,850	Alcon, Inc.	1,385,338
5,650	Sonova Holding AG	1,243,344
	Total Switzerland	2,628,682
	Israel — 4.6%
	Information Technology — 4.6%
13,355	Nice Ltd. ADR*	2,513,945
Shares		Market Value

	Singapore — 4.1%
	Financials — 4.1%
94,900	DBS Group Holdings Ltd.	$ 2,195,357
	Sweden — 3.6%
	Consumer Discretionary — 3.6%
24,480	Evolution AB, 144a	1,935,084
	Taiwan — 3.2%
	Information Technology — 3.2%
24,970	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,711,943
	Germany — 2.9%
	Communication Services — 1.5%
21,170	Stroeer SE & Co. KGaA	797,377
	Information Technology — 1.4%
9,350	SAP SE	761,980
	Total Germany	1,559,357
	Italy — 2.3%
	Information Technology — 2.3%
154,700	Nexi SpA, 144a*	1,249,685
	Netherlands — 2.2%
	Information Technology — 2.2%
2,929	ASML Holding NV	1,213,423
	South Korea — 2.2%
	Communication Services — 2.2%
8,860	NAVER Corp.	1,180,296
	Thailand — 1.9%
	Consumer Staples — 1.9%
2,521,200	Thai Beverage PCL	1,049,613
	Japan — 1.8%
	Communication Services — 1.8%
58,700	Kakaku.com, Inc.†	994,741
	Spain — 1.5%
	Health Care — 1.5%
94,650	Grifols SA*	817,714
	Indonesia — 1.1%
	Financials — 1.1%
999,800	Bank Mandiri Persero Tbk PT	613,918
	Total Common Stocks	$52,195,752
	Short-Term Investment Funds — 5.7%
2,072,072	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	2,072,072
1,039,060	Invesco Government & Agency Portfolio, Institutional Class, 2.88%∞Ω**	1,039,060
	Total Short-Term Investment Funds	$3,111,132
	Total Investment Securities — 102.0% (Cost $65,599,816)	$55,306,884
	Liabilities in Excess of Other Assets — (2.0)%	(1,080,433)
	Net Assets — 100.0%	$54,226,451
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2022 was $984,794.
∞	Open-End Fund.

Touchstone International Growth Fund (Unaudited) (Continued)
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $4,371,136 or 8.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$8,387,069	$—	$—	$8,387,069
India	6,402,515	1,836,152	—	8,238,667
United Kingdom	1,578,055	5,148,285	—	6,726,340
France	—	5,387,792	—	5,387,792
United States	3,792,126	—	—	3,792,126
Switzerland	—	2,628,682	—	2,628,682
Israel	2,513,945	—	—	2,513,945
Singapore	—	2,195,357	—	2,195,357
Sweden	—	1,935,084	—	1,935,084
Taiwan	1,711,943	—	—	1,711,943
Germany	—	1,559,357	—	1,559,357
Italy	—	1,249,685	—	1,249,685
Netherlands	—	1,213,423	—	1,213,423
South Korea	—	1,180,296	—	1,180,296
Thailand	—	1,049,613	—	1,049,613
Japan	—	994,741	—	994,741
Spain	—	817,714	—	817,714
Indonesia	—	613,918	—	613,918
Short-Term Investment Funds	3,111,132	—	—	3,111,132
Total	$27,496,785	$27,810,099	$—	$55,306,884
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 94.7%
	Information Technology — 28.2%
1,201,107	Apple, Inc.	$ 165,992,987
278,071	International Business Machines Corp.	33,037,615
824,262	Microsoft Corp.	191,970,620
701,356	Oracle Corp.	42,831,811
302,023	PayPal Holdings, Inc.*	25,995,120
321,608	salesforce, Inc.*	46,260,095
571,750	SS&C Technologies Holdings, Inc.	27,301,062
315,055	Texas Instruments, Inc.	48,764,213
292,038	Visa, Inc. - Class A	51,880,551
174,337	Workday, Inc. - Class A*	26,537,578
		660,571,652
	Health Care — 15.9%
348,761	AmerisourceBergen Corp.	47,197,826
526,434	BioMarin Pharmaceutical, Inc.*	44,625,810
747,649	Bristol-Myers Squibb Co.	53,150,368
244,688	HCA Healthcare, Inc.	44,971,208
517,873	Johnson & Johnson	84,599,733
190,852	UnitedHealth Group, Inc.	96,387,894
		370,932,839
	Communication Services — 11.9%
1,252,702	Alphabet, Inc. - Class C*	120,447,297
1,011,459	AT&T, Inc.	15,515,781
1,091,924	Comcast Corp. - Class A	32,026,131
246,424	Fox Corp. - Class A	7,560,288
418,579	Meta Platforms, Inc. - Class A*	56,792,799
96,805	Netflix, Inc.*	22,791,769
220,347	Walt Disney Co. (The)*	20,785,333
244,689	Warner Bros Discovery, Inc.*	2,813,923
		278,733,321
	Financials — 11.2%
1,968,763	Bank of America Corp.	59,456,643
390,709	Berkshire Hathaway, Inc. - Class B*	104,327,117
211,846	Goldman Sachs Group, Inc. (The)	62,081,470
33,943	Markel Corp.*	36,801,680
		262,666,910
	Consumer Discretionary — 8.6%
209,864	Airbnb, Inc. - Class A*	22,044,115
180,099	Alibaba Group Holding Ltd. (China) ADR*	14,406,119
955,520	Amazon.com, Inc.*	107,973,760
244,592	Hilton Worldwide Holdings, Inc.	29,502,687
327,273	Starbucks Corp.	27,576,023
		201,502,704
	Industrials — 8.5%
186,493	Boeing Co. (The)*	22,580,573
58,789	Deere & Co.	19,629,059
94,428	FedEx Corp.	14,019,725
Shares		Market Value

	Industrials — (Continued)
293,590	Hubbell, Inc.	$ 65,470,570
633,218	Raytheon Technologies Corp.	51,835,226
820,086	Southwest Airlines Co.*	25,291,452
		198,826,605
	Consumer Staples — 4.2%
554,764	Monster Beverage Corp.*	48,242,278
594,112	Philip Morris International, Inc.	49,317,237
		97,559,515
	Energy — 3.5%
614,529	Exxon Mobil Corp.	53,654,527
801,837	Schlumberger NV	28,785,948
		82,440,475
	Real Estate — 1.4%
212,535	Jones Lang LaSalle, Inc.*	32,107,662
	Materials — 1.3%
613,323	DuPont de Nemours, Inc.	30,911,479
	Total Common Stocks	$2,216,253,162
	Short-Term Investment Fund — 5.4%
127,868,661	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	127,868,661
	Total Investment Securities—100.1% (Cost $1,748,963,555)	$2,344,121,823
	Liabilities in Excess of Other Assets — (0.1%)	(3,263,024)
	Net Assets — 100.0%	$2,340,858,799
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,216,253,162	$—	$—	$2,216,253,162
Short-Term Investment Fund	127,868,661	—	—	127,868,661
Total	$2,344,121,823	$—	$—	$2,344,121,823
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Financials — 19.1%
61,588	Berkshire Hathaway, Inc. - Class B*	$ 16,445,228
18,613	BlackRock, Inc.	10,242,361
165,136	Charles Schwab Corp. (The)	11,868,324
76,265	Progressive Corp. (The)	8,862,756
		47,418,669
	Information Technology — 19.0%
117,766	Apple, Inc.	16,275,261
131,819	Cisco Systems, Inc.	5,272,760
81,575	Fiserv, Inc.*	7,632,973
60,504	Texas Instruments, Inc.	9,364,809
49,830	Visa, Inc. - Class A	8,852,300
		47,398,103
	Consumer Discretionary — 15.4%
70,540	CarMax, Inc.*	4,657,051
33,581	Home Depot, Inc. (The)	9,266,341
28,772	Lowe's Cos., Inc.	5,403,669
17,904	O'Reilly Automotive, Inc.*	12,592,778
75,710	Starbucks Corp.	6,379,325
		38,299,164
	Communication Services — 9.6%
136,211	Alphabet, Inc. - Class C*	13,096,688
43,718	Meta Platforms, Inc. - Class A*	5,931,658
126,969	Verizon Communications, Inc.	4,821,013
		23,849,359
	Consumer Staples — 9.3%
201,953	Altria Group, Inc.	8,154,862
93,667	Church & Dwight Co., Inc.	6,691,570
78,116	Nestle SA (Switzerland) ADR	8,406,063
		23,252,495
	Materials — 8.9%
29,065	Air Products & Chemicals, Inc.	6,764,298
29,204	Martin Marietta Materials, Inc.	9,406,316
20,266	NewMarket Corp.	6,096,621
		22,267,235
	Industrials — 8.1%
39,878	FedEx Corp.	5,920,687
39,865	Norfolk Southern Corp.	8,357,697
23,561	Old Dominion Freight Line, Inc.	5,861,270
		20,139,654
Shares		Market Value

	Health Care — 5.6%
46,493	Johnson & Johnson	$ 7,595,096
142,827	Pfizer, Inc.	6,250,110
		13,845,206
	Real Estate — 3.9%
307,876	STORE Capital Corp. REIT	9,645,755
	Total Common Stocks	$246,115,640
	Short-Term Investment Fund — 1.0%
2,425,202	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	2,425,202
	Total Investment Securities—99.9% (Cost $179,665,983)	$248,540,842
	Other Assets in Excess of Liabilities — 0.1%	246,715
	Net Assets — 100.0%	$248,787,557
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$246,115,640	$—	$—	$246,115,640
Short-Term Investment Fund	2,425,202	—	—	2,425,202
Total	$248,540,842	$—	$—	$248,540,842
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.1%
	Information Technology — 45.9%
19,950	Accenture PLC - Class A	$ 5,133,135
13,431	Adobe, Inc.*	3,696,211
7,900	ASML Holding NV (Netherlands)	3,281,265
4,175	Autodesk, Inc.*	779,890
9,190	Automatic Data Processing, Inc.	2,078,686
8,875	Entegris, Inc.	736,803
14,350	EPAM Systems, Inc.*	5,197,427
40,911	Fiserv, Inc.*	3,828,042
24,210	FleetCor Technologies, Inc.*	4,265,076
12,700	Intuit, Inc.	4,918,964
9,151	Mastercard, Inc. - Class A	2,601,995
71,225	Microsoft Corp.	16,588,302
18,108	NVIDIA Corp.	2,198,130
71,200	PayPal Holdings, Inc.*	6,128,184
3,025	SolarEdge Technologies, Inc.*	700,167
40,260	Visa, Inc. - Class A	7,152,189
		69,284,466
	Health Care — 13.7%
61,250	AstraZeneca PLC (United Kingdom) ADR	3,358,950
184,778	Boston Scientific Corp.*	7,156,452
36,034	Neurocrine Biosciences, Inc.*	3,827,171
12,498	UnitedHealth Group, Inc.	6,311,990
		20,654,563
	Communication Services — 10.9%
139,790	Alphabet, Inc. - Class A*	13,370,913
22,125	Meta Platforms, Inc. - Class A*	3,001,920
		16,372,833
	Financials — 9.9%
12,828	Aon PLC - Class A	3,436,236
159,288	Charles Schwab Corp. (The)	11,448,029
		14,884,265
	Consumer Discretionary — 9.0%
81,845	Amazon.com, Inc.*	9,248,485
5,750	Burlington Stores, Inc.*	643,368
5,350	O'Reilly Automotive, Inc.*	3,762,922
		13,654,775
Shares		Market Value

	Consumer Staples — 5.7%
129,505	Keurig Dr Pepper, Inc.	$ 4,638,869
45,960	Monster Beverage Corp.*	3,996,682
		8,635,551
	Materials — 2.0%
10,994	Linde PLC (United Kingdom)	2,963,872
	Total Common Stocks	$146,450,325
	Short-Term Investment Fund — 2.0%
2,950,069	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	2,950,069
	Total Investment Securities—99.1% (Cost $121,458,620)	$149,400,394
	Other Assets in Excess of Liabilities — 0.9%	1,406,853
	Net Assets — 100.0%	$150,807,247
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$146,450,325	$—	$—	$146,450,325
Short-Term Investment Fund	2,950,069	—	—	2,950,069
Total	$149,400,394	$—	$—	$149,400,394
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.6%
	Industrials — 19.9%
84,381	ASGN, Inc.*	$ 7,625,511
173,339	Clean Harbors, Inc. *	19,063,823
87,295	Crane Holdings Co.	7,641,804
78,667	Curtiss-Wright Corp.	10,947,300
93,720	EMCOR Group, Inc.	10,822,786
101,543	ESCO Technologies, Inc.	7,457,318
282,457	Federal Signal Corp.	10,541,295
116,002	Forward Air Corp.	10,470,341
649,177	Great Lakes Dredge & Dock Corp.*	4,920,762
112,774	ITT, Inc.	7,368,653
82,990	John Bean Technologies Corp.	7,137,140
380,120	KBR, Inc.	16,428,786
56,470	Quanta Services, Inc.	7,193,713
78,848	Regal Rexnord Corp.	11,067,105
408,923	Zurn Elkay Water Solutions Corp.	10,018,614
		148,704,951
	Health Care — 19.7%
678,010	Allscripts Healthcare Solutions, Inc.*	10,326,092
76,040	Amedisys, Inc.*	7,359,912
315,046	Anika Therapeutics, Inc.*	7,498,095
24,998	Bio-Techne Corp.	7,099,432
17,812	Chemed Corp.	7,776,007
219,431	Encompass Health Corp.	9,924,864
130,957	Ensign Group, Inc. (The)	10,411,081
181,940	Globus Medical, Inc. - Class A*	10,838,166
189,267	Integra LifeSciences Holdings Corp.*	8,017,350
181,987	Merit Medical Systems, Inc.*	10,284,085
491,230	NextGen Healthcare, Inc.*	8,694,771
178,943	NuVasive, Inc.*	7,839,493
88,563	Omnicell, Inc.*	7,707,638
547,002	Premier, Inc. - Class A	18,565,248
197,600	Progyny, Inc.*	7,323,056
313,836	Vericel Corp.*	7,280,995
		146,946,285
	Consumer Discretionary — 16.6%
731,602	American Eagle Outfitters, Inc.†	7,118,487
242,818	Aritzia, Inc. (Canada)*	7,978,795
127,328	Fox Factory Holding Corp.*	10,069,098
350,784	Frontdoor, Inc.*	7,152,486
101,586	Grand Canyon Education, Inc.*	8,355,449
572,670	Leslie's, Inc.*†	8,423,976
309,419	Malibu Boats, Inc. - Class A*	14,849,018
99,206	Oxford Industries, Inc.	8,906,715
208,561	Skyline Champion Corp.*	11,026,620
525,541	Steven Madden Ltd.	14,016,178
124,076	Texas Roadhouse, Inc.	10,826,872
46,281	TopBuild Corp.*	7,626,183
329,462	Zumiez, Inc.*	7,093,317
		123,443,194
	Information Technology — 15.1%
127,534	Advanced Energy Industries, Inc.	9,872,407
682,340	Box, Inc. - Class A*	16,642,273
152,891	CommVault Systems, Inc.*	8,109,339
248,369	Digi International, Inc.*	8,586,116
54,442	ExlService Holdings, Inc.*	8,022,573
568,623	KnowBe4, Inc. - Class A*	11,833,045
133,740	MAXIMUS, Inc.	7,739,534
230,890	Onto Innovation, Inc.*	14,788,504
66,542	SPS Commerce, Inc.*	8,266,513
Shares		Market Value

	Information Technology — (Continued)
223,828	Verint Systems, Inc.*	$ 7,516,144
137,492	WNS Holdings Ltd. (India) ADR*	11,252,345
		112,628,793
	Financials — 12.2%
185,830	Banner Corp.	10,978,836
93,722	Evercore, Inc. - Class A	7,708,635
979,289	FNB Corp.	11,359,753
488,650	Home BancShares, Inc.	10,999,512
351,940	Pacific Premier Bancorp, Inc.	10,896,062
135,823	Pinnacle Financial Partners, Inc.	11,015,245
405,420	Webster Financial Corp.	18,324,984
149,730	Western Alliance Bancorp	9,843,250
		91,126,277
	Real Estate — 7.6%
149,850	Agree Realty Corp. REIT	10,126,863
794,394	Corporate Office Properties Trust REIT	18,453,773
372,838	Healthcare Realty Trust, Inc. REIT	7,773,672
582,940	Kite Realty Group Trust REIT	10,038,227
361,951	STAG Industrial, Inc. REIT	10,290,267
		56,682,802
	Materials — 4.2%
81,883	Ashland, Inc.	7,776,428
66,903	Eagle Materials, Inc.	7,170,664
395,758	Silgan Holdings, Inc.	16,637,666
		31,584,758
	Communication Services — 2.0%
514,317	Cargurus, Inc.*	7,287,872
108,442	Ziff Davis, Inc.*	7,426,108
		14,713,980
	Energy — 1.3%
506,220	ChampionX Corp.	9,906,725
	Total Common Stocks	$735,737,765
	Short-Term Investment Funds — 3.3%
12,068,305	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	12,068,305
12,367,480	Invesco Government & Agency Portfolio, Institutional Class, 2.88%∞Ω**	12,367,480
	Total Short-Term Investment Funds	$24,435,785
	Total Investment Securities—101.9% (Cost $682,433,772)	$760,173,550
	Liabilities in Excess of Other Assets — (1.9%)	(13,866,006)
	Net Assets — 100.0%	$746,307,544
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2022 was $11,758,770.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$735,737,765	$—	$—	$735,737,765
Short-Term Investment Funds	24,435,785	—	—	24,435,785
Total	$760,173,550	$—	$—	$760,173,550
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.5%
	Health Care — 17.0%
125,544	CVS Health Corp.	$ 11,973,131
39,061	Elevance Health, Inc.	17,743,069
101,048	Medtronic PLC	8,159,626
213,066	Merck & Co., Inc.	18,349,244
298,815	Perrigo Co. PLC	10,655,743
30,636	UnitedHealth Group, Inc.	15,472,405
		82,353,218
	Financials — 16.7%
52,414	American Express Co.	7,071,173
199,218	American International Group, Inc.	9,458,871
82,608	M&T Bank Corp.	14,565,443
103,975	Northern Trust Corp.	8,896,101
86,615	The Allstate Corp.	10,786,166
145,251	US Bancorp	5,856,520
357,733	Wells Fargo & Co.	14,388,021
47,943	Willis Towers Watson PLC	9,633,666
		80,655,961
	Energy — 12.4%
246,545	Halliburton Co.	6,069,938
180,385	Hess Corp.	19,660,161
208,250	Phillips 66	16,809,940
56,489	Pioneer Natural Resources	12,231,563
48,696	Valero Energy Corp.	5,203,168
		59,974,770
	Consumer Discretionary — 11.4%
71,206	Advance Auto Parts, Inc.	11,132,346
43,349	Aptiv PLC*	3,390,325
325,511	Aramark	10,155,943
67,830	Dollar General Corp.	16,269,704
244,317	Las Vegas Sands Corp.*	9,166,774
23,085	Lithia Motors, Inc.	4,952,887
		55,067,979
	Industrials — 10.6%
130,281	AECOM	8,907,312
44,120	Deere & Co.	14,731,227
90,909	JB Hunt Transport Services, Inc.	14,219,986
82,633	Stanley Black & Decker, Inc.	6,214,828
763,095	Vertiv Holdings Co.	7,417,283
		51,490,636
	Information Technology — 8.4%
25,863	Broadcom, Inc.	11,483,431
127,463	Cognizant Technology Solutions Corp. - Class A	7,321,475
152,410	Fidelity National Information Services, Inc.	11,517,624
88,707	Oracle Corp.	5,417,336
46,174	QUALCOMM, Inc.	5,216,738
		40,956,604
	Materials — 8.2%
67,066	Air Products & Chemicals, Inc.	15,608,270
Shares		Market Value

	Materials — (Continued)
367,442	Axalta Coating Systems Ltd. *	$ 7,738,329
121,400	DuPont de Nemours, Inc.	6,118,560
112,042	International Flavors & Fragrances, Inc.	10,176,775
		39,641,934
	Communication Services — 5.6%
356,262	Altice USA, Inc. - Class A*	2,077,007
273,664	Comcast Corp. - Class A	8,026,565
65,712	Electronic Arts, Inc.	7,603,536
71,801	T-Mobile US, Inc.*	9,633,540
		27,340,648
	Real Estate — 2.9%
465,985	VICI Properties, Inc. REIT	13,909,652
	Consumer Staples — 2.5%
112,304	Coca-Cola Europacific Partners PLC (United Kingdom)	4,786,397
88,311	Philip Morris International, Inc.	7,330,696
		12,117,093
	Utilities — 1.8%
133,295	Pinnacle West Capital Corp.	8,598,860
	Total Common Stocks	$472,107,355
	Short-Term Investment Fund — 2.4%
11,453,545	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	11,453,545
	Total Investment Securities—99.9% (Cost $468,933,505)	$483,560,900
	Other Assets in Excess of Liabilities — 0.1%	374,010
	Net Assets — 100.0%	$483,934,910
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$472,107,355	$—	$—	$472,107,355
Short-Term Investment Fund	11,453,545	—	—	11,453,545
Total	$483,560,900	$—	$—	$483,560,900
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2022.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.